Current and long-term debt - Scotiabank credit facility (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Jul. 31, 2018	Dec. 31, 2017	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 2,910,315,000		$ 2,767,193,000
Scotiabank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Write-offs of deferred financing fees related to repayment of debt		100,000
AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 139,100,000	$ 145,000,000
Drawdowns	$ 36,500,000
STI Rose [Member] | Vessels [member] | Scotiabank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity					$ 33,300,000.0